Borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Borrowings.
Schedule of lease liabilities

	As of December 31,
In thousands of USD	2020	2021
Current	3,638	3,906
Non-current	9,750	8,631
Total Lease liabilities	13,388	12,537

Schedule of Future minimum lease payments under non-cancellable operating leases

In thousands of USD	One to five years	More than five years	Total
Lease liability future payments	8,620	11	8,631

Schedule of changes in liabilities arising from financing activities

In thousands of USD	January 1, 2020	Additions	Payments	Reclassification	Effect of translation	December 31, 2020
Current lease liabilities	3,427	4,090	(6,084)	2,116	89	3,638
Non-current lease liabilities	6,871	5,012	—	(2,116)	(17)	9,750
Total liabilities from financing activities	10,298	9,102	(6,084)	—	72	13,388

In thousands of USD	January 1, 2021	Additions	Payments	Reclassification	Effect of translation	December 31, 2021
Current lease liabilities	3,638	4,173	(6,615)	2,905	(195)	3,906
Non-current lease liabilities	9,750	2,169	—	(2,905)	(383)	8,631
Total liabilities from financing activities	13,388	6,342	(6,615)	—	(578)	12,537

Summary of expense relating to payments not included in the measurement of the lease liability

	As of December 31,
In thousands of USD	2020	2021
Short-term leases	1,549	1,740
Variable lease payments	131	133
Total expense	1,680	1,873